Interests in associates and joint ventures - Key assumptions in value in use calculation (Details) - Bank of Communications Co., Limited	Jun. 30, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	11.85%	11.85%
Loan impairment charge as a percentage of customer advances in the long term	0.70%	0.70%
Risk-weighted assets as a percentage of total assets	62.00%	62.00%
Bottom of range
Disclosure of associates [line items]
Discount rate	11.30%	10.20%
Loan impairment charge as a percentage of customer advances in the short to medium term	0.70%	0.66%
Cost-income ratio	37.30%	37.10%
Top of range
Disclosure of associates [line items]
Discount rate	12.70%	13.40%
Loan impairment charge as a percentage of customer advances in the short to medium term	0.72%	0.82%
Cost-income ratio	38.00%	38.00%